SCHEDULE OF FAIR VALUE OF PLAN ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning of year	$ (337)	$ (361)
Expected return	23	23
Net actuarial loss (gain)
Contributions by employer	(79)	1
Balance at end of year	$ (393)	$ (337)